FINANCIAL INSTRUMENTS (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Financial instruments
Balance at beginning of the period
Proceeds received during the period	8,055
Fair value adjustments recognized in profit or loss	(1,981)
Balance at end of the period	6,074
Borrowing
Financial instruments
Fair value	89,800
Payable in respect of intangible assets purchase
Financial instruments
Fair value	$ 15,800